PROPERTY AND EQUIPMENT, NET - CARRYING AMOUNT (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	$ 44,446,000	¥ 305,589,000		¥ 241,589,000
Less: accumulated depreciation	(11,002,000)	(75,644,000)		(75,427,000)
Less: impairment	(24,167,000)	(166,162,000)		(166,162,000)
Property and equipment held under capital leases, net	9,277,000	63,783,000
Depreciation of property and equipment held under capital leases | $	217,000		$ 0		$ 0
Property and equipment, pledged as collateral | ¥		298,232,000		0
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	1,905,000	13,100,000		13,100,000
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	$ 42,541,000	¥ 292,489,000		¥ 228,489,000